RBC FUNDS TRUST

RBC Emerging Markets Value Equity Fund (the “Fund”)

Supplement dated July 2, 2018 to the RBC Emerging Markets Value Equity Fund Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) dated December 11, 2017 (as may be supplemented from time to time)

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The Fund’s Board of Trustees has approved an increase of the contractual fee waiver on the Fund’s operating expenses, effective immediately. In addition, effective immediately, the Fund’s investment advisory fee is lowered from 0.95% to 0.80%.

I.       To reflect these changes, the Prospectus is hereby amended as follows:

1.       In the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph on page 1 are deleted in their entirety and replaced with the following:

RBC Emerging Markets Value Equity Fund

	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	None	None
Other Expenses[2]	0.99%	0.92%
Total Annual Fund Operating Expenses	1.79%	1.72%
Fee Waiver and/or Expense Reimbursement[3]	(0.84)%	(0.84)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.95%	0.88%

[1]	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual operating expense limits and advisory fee that became effective on July 2, 2018.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.95% for Class I shares and 0.88% for Class R6 shares. This expense limitation agreement will remain in place until July 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class R6
One Year	$97	$90
Three Years	$474	$453

2.       In the section entitled “Management-Investment Advisor” the table and preceding two sentences on page 14 of the Prospectus are deleted in their entirety and replaced with the following:

Under the terms of the Fund’s investment advisory agreement, the Advisor receives an advisory fee, paid monthly, calculated at the annual rate of 0.80% of the average daily net assets for the Fund.

The Advisor has contractually agreed to waive fees and/or pay operating expenses through July 31, 2019 for the Fund to maintain net annual fund operating expenses as set forth below.

	Class I	Class R6
RBC Emerging Markets Value Equity Fund	0.95%	0.88%

II.       In the section entitled “Investment Advisor” the Fee Rate listed in the table on page 19 of the SAI is changed from 0.95% to 0.80% for the Fund.

III.       The Fund’s Board of Trustees has approved an amendment to the Expense Limitation Agreement for the Fund to reflect the modified structure of the contractual expense limitations in effect with the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC Small Cap Value Fund (the “Fund”)

Supplement dated July 2, 2018 to the RBC Equity Funds Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) dated January 26, 2018 (as may be supplemented from time to time)

This Supplement provides additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The Fund’s Board of Trustees has approved an increase of the contractual fee waiver on the Fund’s operating expenses, effective immediately. In addition, effective immediately, the Fund’s investment advisory fee is lowered from 0.80% to 0.70%.

I.       To reflect these changes, the Prospectus is hereby amended as follows:

1.       In the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes and the “Example” table and accompanying introductory paragraph on pages 21 and 22 are deleted in their entirety and replaced with the following:

RBC Small Cap Value Fund

	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.39%	0.51%
Acquired Fund Fees and Expenses[2]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.10%	1.22%
Fee Waiver and/or Expense Reimbursement[3]	(0.24)%	(0.41)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.86%	0.81%

[1]

Annual Fund Operating Expenses have been restated to reflect the elimination of the administration fee that become effective on October 2, 2017 and reductions of the contractual operating expense limits and advisory fee that became effective on July 2, 2018.

[2]

Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[3]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.85% of the Fund’s average daily net assets for Class I shares and 0.80% for Class R6 shares. This expense limitation agreement is in place until January 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class R6
One Year	$98	$100
Three Years	$336	$364
Five Years	$593	$647
Ten Years	$1,328	$1,456

2.       In the section entitled “Management-Investment Advisor” the Fee Rates in the second table relating to the Fund and the corresponding introductory sentence on page 34 of the Prospectus are deleted in their entirety and replaced with the following:

The Advisor has contractually agreed to waive fees and/or pay operating expenses through January 31, 2019 for the Funds to maintain net annual fund operating expenses of the Funds as set forth below.

	Class A	Class I	Class R6
RBC Small Cap Value Fund	N/A	0.85%	0.80%

 II.       In the section entitled “Investment Advisor” the Fee Rate listed in the table on page 39 of the SAI is changed from 0.80% to 0.70% for the Fund.

III.       The Fund’s Board of Trustees has approved an amendment to the Expense Limitation Agreement for the Fund to reflect the modified structure of the contractual expense limitations in effect with the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE